Liabilities to Credit Institutions - Additional Information (Details) € in Millions, ¥ in Millions, kr in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 EUR (€)	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 SEK (kr)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 EUR (€)
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance		$ 52,590,000					$ 5,987,000
SRCF Agreement
Liabilities To Credit Institutions [Line Items]
Utilized loan amount		$ 47,900,000	kr 500
SRCF Agreement | Revolving Credit Facility
Liabilities To Credit Institutions [Line Items]
Sustainable multicurrency revolving credit facility									$ 344,500,000	kr 3,600
SRCF Agreement | Accordion Option
Liabilities To Credit Institutions [Line Items]
Optional sustainable multicurrency revolving credit facility									$ 81,300,000	kr 850
EIF Facility
Liabilities To Credit Institutions [Line Items]
Maturity		In October 2022, the EIF Facility was amended to extend the term for another three years, with a maturity date in October 2025.
Borrowings extended term	3 years
Liabilities to credit institutions balance		$ 4,000,000.0		€ 3.8			5,000,000.0	€ 4.7
EIF Facility | Term Loan
Liabilities To Credit Institutions [Line Items]
Term loan facility, Amount											$ 8,000,000.0	€ 7.5
Maturity		In October 2022, the EIF Facility was amended to extend the term for another three years, with a maturity date in October 2025.
CMB Credit Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance		$ 0
CMB Credit Facility | Working Capital Credit Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance					¥ 150	$ 21,600,000
SRCF Agreement and EIF Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance		$ 52,600,000					$ 6,000,000.0